L-3 Holdings' Earnings Per Share - Reconciliation of Basic and Diluted EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of net income:
Net income									$ 787	$ 820	$ 968
Net income from continuing operations attributable to noncontrolling interests									(9)	(6)	(9)
Net income from discontinued operations attributable to noncontrolling interests										(4)	(3)
Net income allocable to participating securities											(2)
Net income allocable to L-3 Holdings' common shareholders									778	810	954
Earnings allocable to L-3 Holdings' common shareholders:
Continuing operations									778	782	853
Discontinued operations, net of income tax										28	101
Net income allocable to L-3 Holdings' common shareholders									$ 778	$ 810	$ 954
Basic:
Weighted average common shares outstanding									89.4	96.3	104.4
Basic earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations					$ 2.28	$ 2.01	$ 1.97	$ 1.88	$ 8.70	$ 8.12	$ 8.17
Discontinued operations, net of income tax										$ 0.29	$ 0.97
Basic earnings per share	$ 2.23	$ 2.28	$ 2.06	$ 2.14	$ 2.28	$ 2.00	$ 2.11	$ 2.03	$ 8.70	$ 8.41	$ 9.14
Common and potential common shares:
Weighted average common shares outstanding									89.4	96.3	104.4
Assumed purchase of common shares for treasury									(4.5)	(3.0)	(2.9)
Assumed conversion of the CODES									0.2
Common and potential common shares									91.1	97.6	105.6
Diluted earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations					$ 2.25	$ 1.98	$ 1.94	$ 1.86	$ 8.54	$ 8.01	$ 8.08
Discontinued operations, net of income tax										$ 0.29	$ 0.95
Diluted earnings per share	$ 2.17	$ 2.23	$ 2.03	$ 2.11	$ 2.25	$ 1.97	$ 2.08	$ 2.01	$ 8.54	$ 8.30	$ 9.03
Stock Options [Member]
Common and potential common shares:
Common and potential common shares									3.9	1.9	2.0
Unvested Restricted Stock Awards [Member]
Common and potential common shares:
Common and potential common shares									1.8	2.0	1.8
Employee Stock Purchase Plan Contributions [Member]
Common and potential common shares:
Common and potential common shares									0.2	0.3	0.2
Performance Unit Awards [Member]
Common and potential common shares:
Common and potential common shares									0.1	0.1	0.1